Income Taxes (Details Narrative) - USD ($)		12 Months Ended
	Jul. 04, 2025	Dec. 31, 2025	Dec. 31, 2024
Income Taxes
Cash paid for taxes		$ 79,000	$ 0
Payments or receive refunds for income taxes			$ 0
Percentage of bonus depreciation return	100.00%